Accounts Receivable	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
Accounts Receivable

Accounts Receivable
($ millions)	December 31, 2019	December 31, 2018
Trade receivables	1,327	1,146
Provision for expected credit losses	(34)	(39)
Derivatives due within one year	38	43
Other(1)	168	205
End of year	1,499	1,355
(1)    Includes insurance proceeds of $114 million (2018 – $143 million), related to the Superior Refinery incident.